Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 21	$ 27
2014	27	27
2015	26	27
2016	25	25
2017	25	25
Thereafter	194	195
Total	$ 318	$ 326